Loans and borrowings - Additional Information (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings
Outstanding balance	€ 46,719	€ 50,145
Senior Facilities Agreement
Disclosure of detailed information about borrowings
Maximum borrowing capacity	220,000	220,000
Outstanding balance	€ 0	€ 0
RCF | Senior Facilities Agreement
Disclosure of detailed information about borrowings
Percentage of Commitment Fee Payable on the Amount of Unutilised Facility	0.825%
Percentage Of Commitment Fee On The Amount Of Unutilised Facility	30.00%
Borrowings, adjustment to interest rate basis	2.75%